Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 4,428,838	$ 5,895,565
Accounts receivables	542,060	468,153
Prepayment and other current assets	1,787,827	1,504,101
Total current assets	6,758,725	7,867,819
Non-current assets
Restricted cash	1,500,000	1,500,000
Property and equipment, net	155,256	201,495
Oil and gas property - subject to amortization, net	6,964,837	7,469,820
Oil and gas property - not subject to amortization, net	1,155,422	1,151,804
Right of use assets, net	377,071	351,446
Deferred charges	976,250	1,013,698
Other non-current assets	823,736	1,018,246
Total non-current assets	11,952,572	12,706,509
Total assets	18,711,297	20,574,328
Current liabilities
Accounts payables	766,599	719,095
Short-term operating lease liabilities	293,813	255,845
Accrued expenses	88,829	23,945
Taxes payable	39,586	147,797
Other current liabilities	113,740	70,085
Total current liabilities	1,302,567	1,216,767
Non-current liabilities
Asset retirement obligations	363,429	448,720
Warrant liabilities	1,116,171	1,389,643
Long-term operating lease liabilities	83,258	95,601
Provision for post-employment benefits	143,027	99,588
Total non-current liabilities	1,705,885	2,033,552
Total liabilities	3,008,452	3,250,319
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 10,142,694 shares issued and outstanding as of June 30, 2023 and December 31, 2022)	27,046	27,046
Additional paid-in capital	54,147,769	54,147,769
Accumulated deficit	(38,561,917)	(36,940,753)
Accumulated other comprehensive income	89,947	89,947
Total shareholders’ equity	15,702,845	17,324,009
Total liabilities and shareholders’ equity	$ 18,711,297	$ 20,574,328